Risk Management Section - Most important foreign exchange year-end trading positions (Detail) - Foreign exchange risk [member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
US Dollar
Market Risk [Line Items]
Sensitivities at year-end	€ (45)	€ 201
Romanian New Leu
Market Risk [Line Items]
Sensitivities at year-end		45
Chinese Yuan
Market Risk [Line Items]
Sensitivities at year-end		(40)
South Korean Won
Market Risk [Line Items]
Sensitivities at year-end	26	(22)
Czech Koruna
Market Risk [Line Items]
Sensitivities at year-end		€ 21
Polish Zloty
Market Risk [Line Items]
Sensitivities at year-end	28
Japan, Yen
Market Risk [Line Items]
Sensitivities at year-end	(21)
Taiwan, New Dollars
Market Risk [Line Items]
Sensitivities at year-end	€ 21